GAIN ON SALE OF SUBSIDIARIES AND DISPOSAL GROUPS GAIN ON SALE OF SUBSIDIARIES AND DISPOSAL GROUPS (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 915
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	(913)
Disposal Group, Including Discontinued Operation, Other Liabilities	(90)
Disposal group, Net assets	$ 76,787